Average Annual Total Returns		12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	18.76%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.68%	9.40%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	8.74%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.96%	7.72%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.99%	10.86%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.14%	11.94%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	11.98%
Performance Inception Date	May 31, 2023
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		0.06%	2.43%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.18%		3.17%	2.18%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.45%		3.69%	3.84%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.45%		1.81%	2.21%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.60%		2.02%	2.24%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.16%		3.60%	3.57%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.24%		4.63%	4.49%
Performance Inception Date		Sep. 30, 2014
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.33%		4.74%	4.56%
Performance Inception Date		May 01, 2019
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%		0.80%	2.34%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.84%		(0.12%)	1.57%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.75%		(0.41%)	1.41%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.66%		0.14%	1.56%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.43%		(0.20%)	1.14%
Performance Inception Date	Jul. 15, 2015
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.47%		0.79%	2.19%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.14%	14.27%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%		7.26%	10.40%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(10.55%)		1.97%	7.27%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(11.41%)		0.64%	5.87%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.59%)		1.54%	5.73%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		(7.20%)		2.30%	7.03%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		(5.32%)		3.34%	8.11%